Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2012
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Short-term bank loans	¥268,600	¥282,238
Asset backed notes	35,908	49,636
Medium-term notes	184,437	141,033
Commercial paper	605,795	491,941

	¥1,094,740	¥964,848

The weighted average interest rates on short-term debt outstanding at March 31, 2011 and 2012 were 0.67% and 0.88%, respectively.

Long-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥240	¥198
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,240	70,198
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	19,827	14,746
Unsecured, principally from banks	804,396	897,769
Asset backed notes, maturing through 2015	453,802	511,384
1.30% Japanese yen unsecured bond due 2011	40,000	—
1.51% Japanese yen unsecured bond due 2011	30,000	—
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	—	40,000
0.48% Japanese yen unsecured bond due 2017	—	40,000
4.72% Thai baht unsecured bond due 2011	3,575	—
Medium-term notes, maturing through 2023	1,408,960	1,397,532
Less unamortized discount, net	5,105	5,233

	2,935,455	3,076,198

Total long-term debt	3,005,695	3,146,396
Less current portion	962,455	911,395

Total long-term debt, excluding current portion	¥2,043,240	¥2,235,001

Pledged assets at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011	2012
Trade accounts and notes receivable	¥13,808	¥10,119
Inventories	11,691	3,289
Other current assets	5,337	—
Property, plant and equipment	24,548	22,102
Finance subsidiaries-receivables	504,587	570,655

Certain loans are secured by trade accounts and notes receivable, inventories, other current assets and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.64% to 15.24% per annum at March 31, 2012 and weighted average interest rates on total outstanding long-term debt at March 31, 2011 and 2012 were 2.29% and 2.10%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2011 and 2012 were 1.94% and 1.18% respectively. Medium-term notes are unsecured, and their interest rates range from 0.49% to 5.29% at March 31, 2011 and from 0.49% to 5.51% at March 31, 2012.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥911,395

2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879

2,235,001

Total	¥3,146,396

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (see notes 16 and 17).

At March 31, 2012, Honda had unused line of credit facilities amounting to ¥2,271,362 million, of which ¥698,049 million related to commercial paper programs and ¥1,573,313 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2012, the Company and its finance subsidiaries also had committed lines of unused credit amounting to ¥783,667 million. Within these lines, the unused committed lines for back up the commercial paper programs are ¥777,353 million. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.